Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Less: unamortized debt issuance costs	$ (4,615)	$ (557)
Total loans and borrowings	345,385	270,265
Less: current portion of long term debt	(7,500)	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	337,885	225,172
Secured Term Loan [Member]
Total loans and borrowings	300,000
Secured Revolving Credit Facility [Member]
Total loans and borrowings	50,000
Murabaha Credit Facility [Member]
Total loans and borrowings		150,000
APICORP Bilateral Term Facility [Member]
Total loans and borrowings		46,875
SABB Bilateral Term Facility [Member]
Total loans and borrowings		43,333
Term Loan Ahli Bank [Member]
Total loans and borrowings		2,382
National Bank of Oman [Member]
Total loans and borrowings		23,333
National Bank of Oman [Member]
Total loans and borrowings		$ 4,899